PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Schedule of Provisions
	December 31, 2020 US$’000	December 31, 2019 US$’000
Product warranty provision	50	50
Other provisions	366	-
	416	50